Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 - RELATED PARTY TRANSACTIONS

Related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Bin Cao	Chairman of the Board
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Bin Liu	Former Chief Risk Officer (“CRO”)
Guofu Zhang	Former Chief Financial Officer (“CFO”)
Chengchun Zhang	Former Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd.	Company under common control of Zhentao Jiang, dissolved in November 2019
Firebull Holdings Limited	Company under common control of Wenjie Tang and Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang, dissolved in April 2020
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang prior to June 2020

i) Revenues from related party and accounts receivable from related party

The Company had no revenues from related parties during the years ended December 31, 2020 and 2019. The Company provides technical support service to IIG Ltd. and generated related party revenues from IIG Ltd. in the amount of $1,240,708 in the year ended December 31, 2018.

(ii) Acquisition and Dissolution of AGM Global Asset Management Ltd.

On May 25, 2018, the Company purchased AGM Global Asset Management Ltd from a third-party entity which was owned by two related parties, Mr. Wenjie Tang and Mr. Yufeng Mi.

On August 15, 2019, AGM Global Asset Management Ltd was dissolved and the Company recognized a loss in the amount of $16,537 for the year ended.

(iii) Due to (from) related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2020 and 2019, due to related parties consisted the following:

	December 31, 2020	December 31, 2019
Zhentao Jiang	$712,485	$607,349
Wenjie Tang	(116,610)	-
Guofu Zhang	-	1,831
Yufeng Mi	1,951	-
Total	$597,826	$609,180

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business and expenses paid by related parties on behalf of the Company. These amounts are interest free, unsecured and repayable on demand.

For the years ended December 31, 2020 and 2019, related parties paid operating expenses on behalf of the Company of $0 and $61,864, respectively.

From time to time, the Company borrowed $125,212, $6,823 and $8,581,150 from related parties in the years ended December 31, 2020, 2019 and 2018, respectively, and repaid $594,887, $587,120 and $6,837,611 in the years ended December 31, 2020, 2019 and 2018, respectively.